Fair Value (Assets and Liabilities Measured at Fair Value on Non-Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			$ 2,035
Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			2,783
Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			0
Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets			250
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	20	1,231
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	2,101	1,497
Fair Value, Measurements, Nonrecurring [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	135
Fair Value, Measurements, Nonrecurring [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	723	150
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	20	1,231	2,035
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	2,101	1,497	2,783
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	135	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	723	150	250
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial and Industrial Loans and Leases [Member]

Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Commercial Real Estate Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Impaired Loans with Specific Allocations [Member] | Agricultural Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	0	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Real Estate [Member] | Commercial Real Estate [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Assets	$ 0	$ 0	$ 0